2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Inventory valuation
	September 30,	December 31,
	2020	2019
Raw materials	$782	$781
Work in process	80	81
Finished goods	18	17
Inventory reserve	(827)	(831)
Total	$53	$48

Property and equipment
	September 30,	December 31,
	2020	2019
Equipment	$1,042	$1,349
Software	652	740
Furniture and fixtures	41	124
Leasehold Improvement	12	180
	1,747	2,393
Less accumulated depreciation and amortization	(1,746)	(2,393)
Total	$1	$—

Accrued liabilities
	September 30, 2020	December 31, 2019
Compensation	$1,141	$1,123
Professional fees	29	181
Interest	1,466	1,603
Warranty	2	2
Vacation	34	41
Preferred dividends	169	120
Other accrued expenses	65	165
Total	$2,906	$3,235

Disaggregation of revenue

Revenue by product line (in thousands):

	Nine Months Ended September 30,
	2020	2019
Devices	$—	—
Disposables	—	2
Major part components	77	16
Warranty	—	2
Total	$77	$20

Revenue by geographic location (in thousands):

	Nine Months Ended September 30,
	2020	2019
Asia	$77	$6
Europe	—	14
Total	$77	$20